Legg Mason BW Dynamic Large Cap Value Fund
LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND
Investment objective
The fund seeks to provide long-term capital appreciation by quantitatively investing in U.S. equities.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 16 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 22 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Legg Mason BW Dynamic Large Cap Value Fund - USD ($)		Class A		Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%	[1]	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[2]	none	[3]	1.00%	none	none	none	none
Small account fee ($)	[4]	$ 15		$ 15	none	none	none	none
[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record ("LMIS Accounts").
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[4]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Legg Mason BW Dynamic Large Cap Value Fund		Class A		Class C		Class FI		Class R		Class I		Class IS
Management fees		0.55%		0.55%		0.55%		0.55%		0.55%		0.55%
Distribution and/or service (12b-1) fees		0.25%		1.00%		0.25%		0.50%		none		none
Other expenses		0.88%	[1]	0.71%	[1]	0.86%	[2]	0.85%	[1]	0.67%	[1]	0.66%	[1]
Total annual fund operating expenses		1.68%		2.26%		1.66%		1.90%		1.22%		1.21%
Fees waived and/or expenses reimbursed	[3]	(0.58%)		(0.41%)		(0.56%)		(0.55%)		(0.47%)		(0.56%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.10%		1.85%		1.10%		1.35%		0.75%		0.65%
[1]	"Other expenses" have been restated to reflect current fees.
[2]	"Other expenses" for Class FI shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.10%, 1.85%, 1.10%, 1.35%, 0.75% and 0.65% for Class A, C, FI, R, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees' (the "Board") consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

  You invest $10,000 in the fund for the time periods indicated

  Your investment has a 5% return each year and the fund’s operating expenses remain the same

  You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - Legg Mason BW Dynamic Large Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	681	1,021	1,384	2,402
Class C	288	667	1,172	2,563
Class FI	112	468	849	1,919
Class R	137	543	975	2,177
Class I	77	341	626	1,436
Class IS	66	329	612	1,417

Number of years you own your shares ($)
Expense Example, No Redemption - Legg Mason BW Dynamic Large Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	681	1,021	1,384	2,402
Class C	188	667	1,172	2,563
Class FI	112	468	849	1,919
Class R	137	543	975	2,177
Class I	77	341	626	1,436
Class IS	66	329	612	1,417

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Principal investment strategies
The portfolio managers use a proprietary quantitative model to identify investments for the fund. To identify investments, the model evaluates multiple quantitative characteristics for each potential stock investment and applies specific rules to select stocks for investment based on these characteristics. The fund will typically invest in a stock when it meets the large capitalization threshold and its price-to-earnings or price-to-book ratios indicate a potentially attractive valuation and the quantitative model ranks it with a high multifactor score.

The fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies are those companies within the largest 1000 U.S. public companies as ranked by market capitalization. This range is similar in capitalization to companies in the Russell 1000® Index (the "Index"). The size of the companies in the Index changes with market conditions and the composition of the Index. As of October 31, 2015, the median market capitalization of a company in the Index was approximately $7.927 billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $126.785 billion.

The fund will only invest in U.S. traded companies, which may include companies incorporated outside the U.S. which conduct a significant portion of their activities in the U.S. and are considered U.S. companies in the Russell U.S. indices.

The fund may have significant positions in particular sectors from time to time. In addition, the fund may engage in active and frequent trading to achieve its investment objective.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund's value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Portfolio management risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness or value of or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund's investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Model risk. The subadviser's quantitative investment model may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy. In addition, the investment model used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the model.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Portfolio turnover risk. Active and frequent trading may increase a shareholder's tax liability and transaction costs, which could detract from fund performance.

Market sector risk. The fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more sensitive to developments affecting those companies, industries or sectors.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IS shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance prior to October 31, 2014 in the bar chart and the table is that of the fund’s predecessor. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

This fund is the successor to an institutional account (the “Predecessor”). The performance in the accompanying bar chart and table prior to the fund’s inception is that of the Predecessor. On October 31, 2014, the Predecessor transferred its assets to the fund in exchange for the fund’s Class IS shares. The investment policies, objectives, guidelines and restrictions of the fund are in all material respects equivalent to those of the Predecessor. In addition, the Predecessor’s portfolio managers are the current portfolio managers of the fund. As a mutual fund registered under the Investment Company Act of 1940, the fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) to which the Predecessor was not subject. Had the Predecessor been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance could have been adversely affected, but these restrictions are not expected to have a material effect on the fund’s investment program. The performance information reflects the gross expenses of the Predecessor adjusted to reflect the higher fees and expenses of Class IS of the fund. The performance is shown net of an annual management fee of 0.55% and other expenses of 0.10% which reflects the application of the Class IS expense limitation agreement. If the expense limitation agreement were not applicable, expenses would be higher and performance lower.

The Predecessor did not have distribution policies. The Predecessor was an unregistered private fund, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends or distributions.

The assets of the Predecessor transferred to the fund in exchange for Fund shares included net unrealized capital gains, in the amount of approximately $83,000 (approximately 0.45% of the assets transferred to the fund), which were acquired by the fund. If the fund realizes any of those capital gains, it may be required to distribute them to all shareholders of the fund, which could result in payment of taxes by such shareholders.
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (06/30/2009): 17.85 Worst Quarter (12/31/2008): (19.04)
Average annual total returns (%) (for periods ended December 31, 2015)
Average Annual Total Returns - Legg Mason BW Dynamic Large Cap Value Fund		1 year	5 years		Since inception	Inception date
Class IS		(3.69%)	14.68%		8.80%	Dec. 27, 2006
Class IS | Return after taxes on distributions		(4.78%)	14.38%		8.64%
Class IS | Return after taxes on distributions and sale of fund shares		(1.84%)	11.72%		7.11%
Class A		(9.43%)		[1]	(5.76%)	Nov. 03, 2014
Class C		(5.64%)		[1]	(1.57%)	Nov. 03, 2014
Class R		(4.34%)		[1]	(1.18%)	Nov. 03, 2014
Class I		(3.70%)		[1]	(0.62%)	Nov. 03, 2014
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[2]	(3.83%)	11.27%		4.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3]	1.38%	12.57%		6.32%
[1]	N/A
[2]	For Class A, Class C, Class R and Class I shares, each for the period from the class' inception date to December 31, 2015, the average annual total return of the Russell 1000 Value Index was (1.03%).
[3]	For Class A, Class C, Class R and Class I shares, each for the period from the class' inception date to December 31, 2015, the average annual total return of the S&P 500 Index was 3.32%.

The after-tax returns are shown only for Class IS shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class IS will vary from returns shown for Class IS.